Intangible assets (Tables)	9 Months Ended
Sep. 30, 2025
Intangible Assets
Schedule of intangible assets

	Data library	Data library not yet available for use	Total

Balance at December 31, 2024	$519	$328	$847

Additions	-	115	115
Transfer	370	(370)	-
Amortization	(212)	-	(212)
Balance at September 30, 2025	$677	$73	$750

	Data library	Data library not yet available for use	Total

Cost	1,582	328	$1,910

Accumulated amortization	(1,063)	-	(1,063)

Balance at December 31, 2024	$519	$328	$847

Cost	1,952	73	2,025

Accumulated amortization	(1,275)	-	(1,275)
Balance at September 30, 2025	$677	$73	$750